Fair Value Measurements (Details)	May 08, 2024 M	Dec. 31, 2023 M
Asset volatility (1)
Fair Value Measurements
Notes measurement input	0.830	0.858
Risk-free rate (2)
Fair Value Measurements
Notes measurement input	0.045	0.038
Expected term (3)
Fair Value Measurements
Notes measurement input	60	60